UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48484-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
April 30, 2011 (unaudited)

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (32.5%)

            CONSUMER DISCRETIONARY (1.3%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.1%)
$   5,000   Toyota Motor Credit Corp.                        0.46% (a) 11/15/2012     $    5,000
                                                                                      ----------
            BROADCASTING (0.3%)
   10,000   NBC Universal Inc. (b)                           5.15       4/30/2020         10,465
                                                                                      ----------
            CABLE & SATELLITE (0.4%)
   10,000   Time Warner Cable, Inc.                          6.75       7/01/2018         11,534
                                                                                      ----------
            CASINOS & GAMING (0.1%)
    3,000   International Game Technology                    7.50       6/15/2019          3,457
                                                                                      ----------
            DEPARTMENT STORES (0.2%)
    5,000   Macy's Retail Holdings, Inc.                     5.35       3/15/2012          5,175
                                                                                      ----------
            SPECIALTY STORES (0.2%)
    5,000   Staples, Inc.                                    9.75       1/15/2014          6,016
                                                                                      ----------
            Total Consumer Discretionary                                                  41,647
                                                                                      ----------
            CONSUMER STAPLES (1.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   10,000   Archer-Daniels-Midland Co.                       0.47 (a)   8/13/2012         10,020
    4,000   Bunge Ltd. Finance Co.                           8.50       6/15/2019          4,870
                                                                                      ----------
                                                                                          14,890
                                                                                      ----------
            DRUG RETAIL (0.5%)
    8,914   CVS Caremark Corp.                               6.04      12/10/2028          9,337
    4,888   CVS Pass-Through Trust (b)                       7.51       1/10/2032          5,740
                                                                                      ----------
                                                                                          15,077
                                                                                      ----------
            FOOD RETAIL (0.2%)
    5,000   Kroger Co.                                       5.50       2/01/2013          5,355
                                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.1%)
    5,000   Costco Wholesale Corp.                           5.30       3/15/2012          5,208
                                                                                      ----------
            SOFT DRINKS (0.6%)
    5,000   Coca Cola Co.                                    0.36 (a)   5/15/2012          5,007
    2,000   PepsiAmericas, Inc.                              4.50       3/15/2013          2,128
    5,000   PepsiCo, Inc.                                    0.31 (a)   7/15/2011          5,001
    5,000   PepsiCo, Inc.                                    7.90      11/01/2018          6,396
                                                                                      ----------
                                                                                          18,532
                                                                                      ----------
            Total Consumer Staples                                                        59,062
                                                                                      ----------
            ENERGY (4.9%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    4,000   Peabody Energy Corp.                             6.50       9/15/2020          4,305
                                                                                      ----------

================================================================================

1  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (0.2%)
$   5,000   Hess Corp.                                       8.13%      2/15/2019     $    6,338
                                                                                      ----------
            OIL & GAS DRILLING (0.5%)
    3,000   Nabors Industries, Inc.                          9.25       1/15/2019          3,861
    5,000   Rowan Companies, Inc.                            7.88       8/01/2019          6,041
    5,000   Transocean, Inc.                                 5.25       3/15/2013          5,327
                                                                                      ----------
                                                                                          15,229
                                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    5,000   Baker Hughes, Inc.                               7.50      11/15/2018          6,324
                                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.2%)
    5,000   Anadarko Petroleum Corp.                         6.13       3/15/2012          5,203
    5,000   Anadarko Petroleum Corp.                         5.95       9/15/2016          5,591
   10,000   Chesapeake Energy Corp.                          6.13       2/15/2021         10,338
    4,000   EQT Corp.                                        8.13       6/01/2019          4,845
    5,000   Noble Energy, Inc.                               8.25       3/01/2019          6,386
    5,000   QEP Resources, Inc.                              6.88       3/01/2021          5,413
                                                                                      ----------
                                                                                          37,776
                                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    5,000   Valero Energy Corp.                              9.38       3/15/2019          6,504
                                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.5%)
    5,000   DCP Midstream, LLC (b)                           9.70      12/01/2013          5,892
    3,300   El Paso Corp.                                    7.80       8/01/2031          3,787
    3,000   El Paso Corp.                                    7.75       1/15/2032          3,450
    5,000   Enbridge Energy Partners, LP                     5.35      12/15/2014          5,502
    4,000   Enbridge Energy Partners, LP                     8.05      10/01/2037          4,375
    3,000   Energy Transfer Partners, LP                     9.00       4/15/2019          3,833
   10,000   Enterprise Products Operating, LLC               6.30       9/15/2017         11,467
    5,000   Enterprise Products Operating, LLC               5.20       9/01/2020          5,281
    5,000   NGPL PipeCo, LLC                                 7.12      12/15/2017          5,499
    5,000   Nustar Logistics, LP                             7.65       4/15/2018          5,943
    5,000   Oneok Partners, LP                               8.63       3/01/2019          6,377
    5,000   Plains All American Pipeline, LP                 6.50       5/01/2018          5,704
    3,000   Plains All American Pipeline, LP                 8.75       5/01/2019          3,801
    5,000   Sunoco Logistics Partners Operations, LP         8.75       2/15/2014          5,693
    3,000   Transcontinental Gas Pipeline Corp.              8.88       7/15/2012          3,273
                                                                                      ----------
                                                                                          79,877
                                                                                      ----------
            Total Energy                                                                 156,353
                                                                                      ----------
            FINANCIALS (11.7%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   10,000   Bank of New York Mellon                          0.58 (a)   1/31/2014         10,049
    2,000   Mellon Funding Corp.                             0.46 (a)   5/15/2014          1,992
    5,000   State Street Capital Trust III                   5.30 (a)           - (c)      5,009
    8,000   State Street Corp.                               0.66 (a)   3/07/2014          8,018
                                                                                      ----------
                                                                                          25,068
                                                                                      ----------
            CONSUMER FINANCE (1.5%)
   10,000   American Honda Finance Corp. (b)                 7.63      10/01/2018         12,473
    3,000   ERAC USA Finance Co. (b)                         6.38      10/15/2017          3,417
    5,000   Hillenbrand, Inc.                                5.50       7/15/2020          5,019
   25,200   Household Finance Corp. (d)                      6.38      10/15/2011         25,863
                                                                                      ----------
                                                                                          46,772
                                                                                      ----------
            DIVERSIFIED BANKS (0.6%)
   10,000   Societe Generale NY                              0.66 (a)   2/03/2012         10,001
    5,000   Wells Fargo Capital XIII                         7.70               - (c)      5,202
    5,000   Wells Fargo Capital XV                           9.75               - (c)      5,531
                                                                                      ----------
                                                                                          20,734
                                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (1.7%)
$  10,000   Forethought Financial Group (b)                  8.63%      4/15/2021     $   10,092
    5,000   Great-West Life & Annuity Insurance Co. (b)      7.15       5/16/2046          5,200
    5,000   MetLife Global Funding I (b)                     0.68 (a)   7/13/2011          5,004
    5,000   MetLife Global Funding I (b)                     0.79 (a)   4/10/2012          5,016
   10,000   New York Life Global Funding                     0.43 (a)   6/16/2011         10,003
   10,000   New York Life Global Funding (b)                 0.56 (a)   4/04/2014         10,012
    4,000   Ohio National Financial Services, Inc. (b)       6.38       4/30/2020          4,268
    5,000   Ohio National Financial Services, Inc. (b)       6.63       5/01/2031          5,038
                                                                                      ----------
                                                                                          54,633
                                                                                      ----------
            MULTI-LINE INSURANCE (0.3%)
    5,000   AIG Sunamerica Global Financing (b)              6.30       5/10/2011          5,010
    5,000   HCC Insurance Holdings, Inc.                     6.30      11/15/2019          5,495
                                                                                      ----------
                                                                                          10,505
                                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    6,000   Bank of America Corp.                            8.00               - (c)      6,499
    5,000   Countrywide Financial Corp.                      5.80       6/07/2012          5,253
    3,000   JPMorgan Chase & Co.                             7.90               - (c)      3,308
                                                                                      ----------
                                                                                          15,060
                                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (1.5%)
    1,000   Assured Guaranty U.S. Holdings, Inc.             6.40      12/15/2066            825
   15,000   Berkshire Hathaway Finance Corp.                 4.85       1/15/2015         16,562
   10,000   Berkshire Hathaway, Inc.                         0.49 (a)   2/10/2012         10,017
   10,000   Ironshore Holdings, Inc. (b)                     8.50       5/15/2020         11,044
    5,000   Progressive Corp.                                6.70       6/15/2037          5,294
    5,000   Travelers Companies, Inc.                        6.25       3/15/2037          5,225
                                                                                      ----------
                                                                                          48,967
                                                                                      ----------
            REGIONAL BANKS (0.9%)
   10,000   BB&T Corp.                                       0.97 (a)   4/28/2014         10,021
    5,000   Chittenden Corp.                                 5.80       2/14/2017          5,009
    8,000   Hudson United Bank                               7.00       5/15/2012          8,504
    6,000   Huntington Bancshares, Inc.                      7.00      12/15/2020          6,730
                                                                                      ----------
                                                                                          30,264
                                                                                      ----------
            REINSURANCE (0.3%)
   10,000   Alterra Finance, LLC                             6.25       9/30/2020         10,270
                                                                                      ----------
            REITs - DIVERSIFIED (0.5%)
    5,000   Liberty Property, LP                             6.63      10/01/2017          5,726
   10,000   Wells Real Estate Investment Trust II, Inc.      5.88       4/01/2018         10,066
                                                                                      ----------
                                                                                          15,792
                                                                                      ----------
            REITs - INDUSTRIAL (0.3%)
    5,000   AMB Property, LP                                 6.30       6/01/2013          5,394
    5,000   ProLogis                                         7.38      10/30/2019          5,778
                                                                                      ----------
                                                                                          11,172
                                                                                      ----------
            REITs - OFFICE (1.0%)
    5,000   BioMed Realty, LP                                3.85       4/15/2016          5,053
    5,000   BioMed Realty, LP (b)                            6.13       4/15/2020          5,337
   10,000   Boston Properties, Inc.                          5.88      10/15/2019         11,015
    5,000   HRPT Properties Trust                            5.75      11/01/2015          5,392
    1,681   Mack-Cali Realty, LP                             5.80       1/15/2016          1,851
    3,000   Mack-Cali Realty, LP                             7.75       8/15/2019          3,650
                                                                                      ----------
                                                                                          32,298
                                                                                      ----------
            REITs - RESIDENTIAL (0.2%)
    4,860   AvalonBay Communities, Inc.                      5.50       1/15/2012          5,013
                                                                                      ----------
            REITs - RETAIL (0.9%)
    2,500   Developers Diversified Realty Corp.              7.50       7/15/2018          2,799
   10,000   Equity One, Inc.                                 6.25      12/15/2014         10,858

================================================================================

3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   3,000   Federal Realty Investment Trust                  5.90%      4/01/2020     $    3,282
    5,000   National Retail Properties, Inc.                 6.88      10/15/2017          5,466
    2,000   Regency Centers, LP                              6.00       6/15/2020          2,055
    5,000   Weingarten Realty Investors                      4.86       1/15/2014          5,140
                                                                                      ----------
                                                                                          29,600
                                                                                      ----------
            REITs - SPECIALIZED (0.7%)
    4,000   Entertainment Properties Trust (b)               7.75       7/15/2020          4,310
   10,000   Health Care REIT, Inc.                           6.13       4/15/2020         10,763
    5,000   Nationwide Health Properties, Inc.               6.25       2/01/2013          5,347
    2,000   Ventas Realty, LP                                6.75       4/01/2017          2,130
                                                                                      ----------
                                                                                          22,550
                                                                                      ----------
            Total Financials                                                             378,698
                                                                                      ----------
            HEALTH CARE (1.1%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    4,000   Hospira, Inc.                                    6.40       5/15/2015          4,527
                                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500   Thermo Fisher Scientific, Inc.                   5.00       6/01/2015          2,752
                                                                                      ----------
            MANAGED HEALTH CARE (0.2%)
    5,000   Highmark, Inc. (b)                               6.80       8/15/2013          5,561
                                                                                      ----------
            PHARMACEUTICALS (0.7%)
   10,000   Genentech, Inc.                                  4.75       7/15/2015         10,968
    5,000   Mylan, Inc. (b)                                  7.88       7/15/2020          5,550
    5,000   Roche Holdings, Inc. (b)                         6.00       3/01/2019          5,746
                                                                                      ----------
                                                                                          22,264
                                                                                      ----------
            Total Health Care                                                             35,104
                                                                                      ----------
            INDUSTRIALS (2.5%)
            ------------------
            AIRLINES (0.4%)
    2,449   American Airlines, Inc. Pass-Through Trust      10.38       7/02/2019          2,853
    4,697   Continental Airlines, Inc. Pass-Through Trust    9.00       7/08/2016          5,448
    5,000   US Airways Group, Inc.                           6.25       4/22/2023          4,888
                                                                                      ----------
                                                                                          13,189
                                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   10,000   Caterpillar Financial Services Corp.             0.56 (a)  12/16/2011         10,017
   10,000   John Deere Capital Corp.                         5.10       1/15/2013         10,711
    5,000   John Deere Capital Corp.                         0.53 (a)   3/03/2014          5,020
    5,000   Paccar, Inc.                                     6.88       2/15/2014          5,724
                                                                                      ----------
                                                                                          31,472
                                                                                      ----------
            INDUSTRIAL MACHINERY (0.4%)
   10,000   Danaher Corp.                                    5.63       1/15/2018         11,270
    1,500   SPX Corp. (b)                                    6.88       9/01/2017          1,613
                                                                                      ----------
                                                                                          12,883
                                                                                      ----------
            RAILROADS (0.7%)
    2,058   CSX Transportation, Inc.                         9.75       6/15/2020          2,817
    2,842   Norfolk Southern Railway Co.                     9.75       6/15/2020          3,934
   10,000   TTX Co. (b)                                      5.40       2/15/2016         10,924
    5,000   Union Pacific Corp.                              7.88       1/15/2019          6,335
                                                                                      ----------
                                                                                          24,010
                                                                                      ----------
            Total Industrials                                                             81,554
                                                                                      ----------
            INFORMATION TECHNOLOGY (0.8%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.5%)
   10,000   Cisco Systems, Inc.                              0.56 (a)   3/14/2014         10,049

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   5,000   Harris Corp.                                     5.95%     12/01/2017     $    5,645
                                                                                      ----------
                                                                                          15,694
                                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.3%)
    5,000   IBM Corp.                                        0.35 (a)  11/04/2011          5,003
    5,000   IBM Corp.                                        7.63      10/15/2018          6,337
                                                                                      ----------
                                                                                          11,340
                                                                                      ----------
            Total Information Technology                                                  27,034
                                                                                      ----------
            MATERIALS (1.8%)
            ----------------
            DIVERSIFIED CHEMICALS (0.3%)
    5,000   Chevron Phillips Chemical Co., LP (b)            7.00       6/15/2014          5,641
    5,000   Dow Chemical Co.                                 7.60       5/15/2014          5,808
                                                                                      ----------
                                                                                          11,449
                                                                                      ----------
            METAL & GLASS CONTAINERS (0.3%)
   10,000   Ball Corp.                                       6.63       3/15/2018         10,350
                                                                                      ----------
            PAPER PRODUCTS (0.4%)
   10,000   International Paper Co.                          7.40       6/15/2014         11,486
                                                                                      ----------
            SPECIALTY CHEMICALS (0.6%)
    5,000   Cytec Industries, Inc.                           8.95       7/01/2017          6,184
    5,000   Lubrizol Corp.                                   8.88       2/01/2019          6,526
    5,000   RPM International, Inc.                          6.13      10/15/2019          5,314
                                                                                      ----------
                                                                                          18,024
                                                                                      ----------
            STEEL (0.2%)
    5,000   Allegheny Technologies, Inc.                     9.38       6/01/2019          6,410
                                                                                      ----------
            Total Materials                                                               57,719
                                                                                      ----------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    5,000   Qwest Communications International               7.13       4/01/2018          5,475
                                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    5,000   Verizon Wireless Capital, LLC                    8.50      11/15/2018          6,499
                                                                                      ----------
            Total Telecommunication Services                                              11,974
                                                                                      ----------
            UTILITIES (6.2%)
            ----------------
            ELECTRIC UTILITIES (3.4%)
    5,000   AmerenIP                                         9.75      11/15/2018          6,548
    5,000   Cleveland Electric Illuminating Co.              8.88      11/15/2018          6,376
    1,320   FPL Energy American Wind (b)                     6.64       6/20/2023          1,357
    5,000   FPL Group Capital, Inc.                          0.71 (a)  11/09/2012          5,015
    5,000   FPL Group Capital, Inc.                          7.30       9/01/2067          5,282
    5,000   Gulf Power Co.                                   4.90      10/01/2014          5,301
    5,000   Nevada Power Co.                                 7.13       3/15/2019          5,962
   10,000   Northern States Power Co.                        8.00       8/28/2012         10,920
    5,000   Oglethorpe Power Corp.                           6.10       3/15/2019          5,694
    5,000   Otter Tail Corp.                                 9.00      12/15/2016          5,625
    5,000   PPL Energy Supply, LLC                           6.20       5/15/2016          5,579
    8,690   Southern Co.                                     0.67 (a)  10/21/2011          8,708
    6,126   Tristate General & Transport Association (b)     6.04       1/31/2018          6,677
    9,000   Union Electric Co.                               6.70       2/01/2019         10,491
    8,667   UtiliCorp Canada Finance Corp.                   7.75       6/15/2011          8,737
   10,000   West Penn Power Co.                              6.63       4/15/2012         10,449
                                                                                      ----------
                                                                                         108,721
                                                                                      ----------
            GAS UTILITIES (1.4%)
    8,000   AGL Capital Corp.                                6.38       7/15/2016          9,120
    4,000   Atmos Energy Corp.                               8.50       3/15/2019          5,043

================================================================================

5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$  10,000   Florida Gas Transmission Co. (b)                 5.45%      7/15/2020     $   10,611
    8,000   Gulfstream Natural Gas Systems, LLC (b)          5.56      11/01/2015          8,798
    5,000   Questar Pipeline Co.                             5.83       2/01/2018          5,595
    5,000   Southern Star Central Gas Pipeline, Inc. (b)     6.00       6/01/2016          5,496
                                                                                      ----------
                                                                                          44,663
                                                                                      ----------
            MULTI-UTILITIES (1.2%)
    5,000   Black Hills Corp.                                9.00       5/15/2014          5,803
    5,000   Black Hills Corp.                                5.88       7/15/2020          5,199
    5,000   CenterPoint Energy Houston Electric, LLC         7.00       3/01/2014          5,738
    5,000   NiSource, Inc.                                  10.75       3/15/2016          6,546
    5,000   Northwestern Corp.                               6.34       4/01/2019          5,511
    5,000   Puget Sound Energy, Inc.                         6.97       6/01/2067          5,031
    5,000   South Carolina Electric & Gas Co.                5.30       5/15/2033          4,972
                                                                                      ----------
                                                                                          38,800
                                                                                      ----------
            WATER UTILITIES (0.2%)
    5,475   American Water Capital Corp.                     6.09      10/15/2017          6,235
                                                                                      ----------
            Total Utilities                                                              198,419
                                                                                      ----------
            Total Corporate Obligations (cost: $949,937)                               1,047,564
                                                                                      ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (16.8%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
    5,328   Royal Caribbean Cruises Ltd.                     6.88      12/01/2013          5,734
                                                                                      ----------
            ENERGY (1.7%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    4,000   Husky Energy, Inc.                               7.25      12/15/2019          4,825
                                                                                      ----------
            OIL & GAS DRILLING (0.4%)
    1,057   Delek & Avner-Yam Tethys Ltd. (b)                1.40 (a)   8/01/2013          1,059
   10,000   Noble Holding International Ltd.                 4.90       8/01/2020         10,320
                                                                                      ----------
                                                                                          11,379
                                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    5,000   Weatherford International Ltd.                   9.63       3/01/2019          6,494
                                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    5,000   Canadian Natural Resources Ltd.                  5.70       5/15/2017          5,681
    3,500   Talisman Energy, Inc.                            7.75       6/01/2019          4,329
   10,000   Woodside Finance Ltd. (b)                        8.75       3/01/2019         12,836
                                                                                      ----------
                                                                                          22,846
                                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.3%)
    5,000   GS Caltex Corp.                                  7.25       7/02/2013          5,493
    5,000   GS Caltex Corp. (b)                              5.50      10/15/2015          5,369
                                                                                      ----------
                                                                                          10,862
                                                                                      ----------
            Total Energy                                                                  56,406
                                                                                      ----------
            FINANCIALS (9.2%)
            -----------------
            DIVERSIFIED BANKS (6.7%)
    6,000   Banco Santander (b)                              5.38      12/09/2014          6,289
    7,000   Bank of Montreal                                 0.74 (a)   4/29/2014          7,023
   10,000   Bank of Montreal (b)                             2.85       6/09/2015         10,269
   10,000   Bank of Nova Scotia (e)                          0.47 (a)  10/26/2012          9,999
    5,180   Barclays Bank plc (b)                            7.38               - (c)      5,271
    5,000   Barclays Bank plc (b)                            6.05      12/04/2017          5,324
   10,000   BBVA US Senior SA Uniper (b)                     0.49 (a)   5/24/2011         10,000
    5,000   BNP Paribas (b)                                  7.20               - (c)      5,000

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   5,000   Canadian Imperial Bank                           0.51% (a)  5/04/2012     $    5,004
    5,000   Canadian Imperial Bank (b)                       2.00       2/04/2013          5,102
    5,000   Canadian Imperial Bank Corp. (b)                 7.26       4/10/2032          5,451
   10,000   Commonwealth Bank of Australia (b)               0.61 (a)  11/04/2011         10,015
   10,000   Commonwealth Bank of Australia (b)               1.04 (a)   3/17/2014         10,049
   10,000   Danske Bank A/S, (NBGA)                          0.66 (a)   5/24/2012          9,991
   10,000   DNB Nor Boligkreditt AS (b)                      2.90       3/29/2016         10,064
   20,000   Landesbank Baden-Wuerttemberg                    6.35       4/01/2012         20,877
   10,000   LBG Capital No.1 plc                             8.00               - (c)      9,800
    5,000   Mizuho Capital Investment 1 Ltd. (b)             6.69               - (c)      4,876
   10,000   National Australia Bank (b)                      1.00 (a)   4/11/2014         10,175
   15,000   Nordea Bank AB (b)                               5.25      11/30/2012         15,835
    5,000   Nordea Bank AB (b)                               1.18 (a)   1/14/2014          5,051
    5,000   Standard Chartered Bank (b)                      6.40       9/26/2017          5,493
   10,000   Swedbank Hypotek AB (b)                          0.76 (a)   3/28/2014         10,066
   10,000   Westpac Banking Corp. (b)                        0.57 (a)  10/21/2011         10,015
   10,000   Westpac Banking Corp. (b)                        1.04 (a)   3/31/2014         10,032
                                                                                      ----------
                                                                                         217,071
                                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.2%)
    5,000   Credit Suisse Group, AG                          5.50       5/01/2014          5,537
                                                                                      ----------
            MULTI-LINE INSURANCE (0.6%)
    3,000   Oil Insurance Ltd. (b)                           7.56               - (c)      2,819
   15,000   ZFS Finance USA Trust II (b)                     6.45      12/15/2065         15,862
                                                                                      ----------
                                                                                          18,681
                                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    5,000   ING Capital Funding Trust III                    3.91 (a)           - (c)      4,849
                                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.3%)
    5,000   Catlin Insurance Co. Ltd. (b)                    7.25               - (c)      4,812
    5,000   XL Capital Ltd.                                  6.50               - (c)      4,800
                                                                                      ----------
                                                                                           9,612
                                                                                      ----------
            REGIONAL BANKS (0.4%)
    5,000   Glitnir Banki hf, acquired 9/20/2007; cost
               $4,989(b),(f),(g)                             6.38       9/25/2012          1,525
    5,000   Kaupthing Bank hf, acquired 6/22/2006; cost
               $4,942(b),(e),(f),(g)                         7.13       5/19/2016             --
   10,000   Vestjysk Bank A/S, (NBGA)(b)                     0.86 (a)   6/17/2013         10,077
                                                                                      ----------
                                                                                          11,602
                                                                                      ----------
            REITs - RETAIL (0.3%)
   10,000   Westfield Capital Corp. (b)                      5.13      11/15/2014         10,878
                                                                                      ----------
            SOVEREIGN DEBT (0.3%)
   10,000   Kommunalbanken A/S (NBGA)(b)                     0.37 (a)  10/21/2013          9,996
                                                                                      ----------
            THRIFTS & MORTGAGE FINANCE (0.3%)
   10,000   Stadshypotek AB (b)                              0.86 (a)   9/30/2013          9,995
                                                                                      ----------
            Total Financials                                                             298,221
                                                                                      ----------
            GOVERNMENT (2.6%)
            -----------------
            FOREIGN GOVERNMENT (2.6%)
   10,000   Arbejdernes Landsbank (NBGA)(b)                  0.84 (a)   7/09/2013         10,083
   10,000   Dexia Credit Local (NBGA)                        0.96 (a)   9/23/2011         10,015
    7,000   Finance For Danish Industry A/S (NBGA)(b)        0.56 (a)   8/17/2012          7,034
   10,000   Lloyds TSB Bank plc (NBGA)                       0.51 (a)   6/17/2011         10,002
   25,000   Region of Lombardy (d)                           5.80      10/25/2032         24,578
   10,000   Republic of Poland                               5.25       1/15/2014         10,755
   10,000   Royal Bank of Scotland Group plc (NBGA)(b)       0.57 (a)   3/30/2012         10,017
                                                                                      ----------
                                                                                          82,484
                                                                                      ----------
            Total Government                                                              82,484
                                                                                      ----------

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            HEALTH CARE (0.2%)
            ------------------
            PHARMACEUTICALS (0.2%)
$   5,000   Teva Pharmaceutical Finance III B.V.             0.81% (a)  3/21/2014     $    5,033
                                                                                      ----------
            Total Health Care                                                              5,033
                                                                                      ----------
            INDUSTRIALS (0.2%)
            ------------------
            INDUSTRIAL MACHINERY (0.2%)
    1,500   Ingersoll Rand Co.                               9.00       8/15/2021          1,898
    3,000   Ingersoll-Rand GL Holding Co.                    9.50       4/15/2014          3,615
                                                                                      ----------
                                                                                           5,513
                                                                                      ----------
            Total Industrials                                                              5,513
                                                                                      ----------
            MATERIALS (2.2%)
            ----------------
            CONSTRUCTION MATERIALS (0.7%)
   10,000   CRH America, Inc.                                6.00       9/30/2016         11,037
   10,000   Holcim US Finance                                6.00      12/30/2019         10,679
                                                                                      ----------
                                                                                          21,716
                                                                                      ----------
            DIVERSIFIED METALS & MINING (0.5%)
    5,000   Glencore Funding, LLC (b)                        6.00       4/15/2014          5,395
    3,000   Noranda, Inc.                                    6.00      10/15/2015          3,343
    5,000   Rio Tinto Finance (USA) Ltd.                     9.00       5/01/2019          6,674
    2,034   Xstrata Canada Corp.                             5.38       6/01/2015          2,197
                                                                                      ----------
                                                                                          17,609
                                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    8,000   Yara International ASA (b)                       5.25      12/15/2014          8,747
    2,000   Yara International ASA (b)                       7.88       6/11/2019          2,447
                                                                                      ----------
                                                                                          11,194
                                                                                      ----------
            GOLD (0.4%)
   10,000   Barrick NA Finance, LLC                          6.80       9/15/2018         11,908
                                                                                      ----------
            STEEL (0.2%)
    1,000   Aperam (b)                                       7.38       4/01/2016          1,035
    5,000   ArcelorMittal                                    9.00       2/15/2015          6,023
                                                                                      ----------
                                                                                           7,058
                                                                                      ----------
            Total Materials                                                               69,485
                                                                                      ----------
            UTILITIES (0.5%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   10,200   Transalta Corp.                                  6.65       5/15/2018         11,620
                                                                                      ----------
            MULTI-UTILITIES (0.2%)
    5,000   Veolia Environnement                             6.00       6/01/2018          5,647
                                                                                      ----------
            Total Utilities                                                               17,267
                                                                                      ----------
            Total Eurodollar and Yankee Obligations
               (cost: $519,407)                                                          540,143
                                                                                      ----------
            ASSET-BACKED SECURITIES (5.7%)

            ASSET-BACKED FINANCING (5.7%)
    4,761   Access Group, Inc.                               0.53 (a)   4/25/2029          4,504
    6,000   AESOP Funding II, LLC                            5.68       2/20/2013          6,418
   10,000   AESOP Funding II, LLC (b)                        9.31      10/20/2013         10,923
   10,000   AESOP Funding II, LLC (b),(e)                    3.41      11/20/2016          9,995
    4,000   AmeriCredit Automobile Receivables Trust         3.72      11/17/2014          4,142
   10,000   Arran Residential Mortgages Funding plc          1.79      11/19/2047         10,009
      169   Banc of America Securities Auto Trust            5.51       2/19/2013            170
    1,721   Bank of America Securities Auto Trust (b)        2.13       9/15/2013          1,734

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   5,000   Bank One Issuance Trust                          1.02% (a)  2/15/2017     $    4,971
    1,777   Capital One Auto Finance Trust                   0.25 (a)   5/15/2013          1,771
   13,000   Capital One Multi-Asset Execution Trust          0.54 (a)   7/15/2014         12,967
    4,093   Centre Point Funding, LLC (b)                    5.43       7/20/2015          4,329
    5,000   Chase Issuance Trust                             5.12      10/15/2014          5,325
    2,398   CIT Equipment Collateral                         3.07       8/15/2016          2,415
    3,000   Citibank Credit Card Issuance Trust              5.70       5/15/2013          3,007
    5,917   Citibank Credit Card Issuance Trust              0.87 (a)   7/15/2013          5,915
    5,000   Citibank Credit Card Issuance Trust              5.10      11/20/2017          5,596
    2,000   Citibank Credit Card Issuance Trust              5.35       2/07/2020          2,251
    2,638   CPS Auto Receivables Trust (INS)                 6.48       7/15/2013          2,722
    5,000   Credit Acceptance Auto Loan Trust (b)            5.68       5/15/2017          5,173
    3,000   Ford Credit Auto Owner Trust                     1.97 (a)   4/15/2013          3,031
   10,000   Hertz Vehicle Financing, LLC (b)                 5.93       3/25/2016         10,987
   10,000   Holmes Master Issuer plc (b)                     1.70 (a)  10/15/2054         10,044
    4,818   Huntington Auto Trust (b)                        5.64       2/15/2013          4,866
   10,000   Permanent Master Issuer plc (b)                  1.68 (a)   7/15/2042         10,013
    4,030   Prestige Auto Receivables Trust "A" (b)          5.67       4/15/2017          4,224
    5,789   Prestige Auto Receivables Trust "B"              2.87       7/16/2018          5,797
   10,000   Rental Car Finance Corp. (b)                     0.35 (a)   7/25/2013          9,724
    3,814   Santander Drive Auto Receivables Trust (b)       1.48       5/15/2017          3,818
    4,215   SLM Student Loan Trust                           0.82 (a)  10/25/2038          3,449
    5,250   SLM Student Loan Trust                           0.50 (a)   1/25/2041          4,262
    5,000   Volkswagen Auto Loan Enhanced Trust              6.24       7/20/2015          5,299
    5,000   Volvo Financial Equipment, LLC (b)               2.99       5/15/2017          5,061
                                                                                      ----------
                                                                                         184,912
                                                                                      ----------
            Total Asset-Backed Securities (cost: $175,699)                               184,912
                                                                                      ----------
            COMMERCIAL MORTGAGE SECURITIES (9.7%)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (9.7%)
    2,184   Banc of America Commercial Mortgage, Inc.        5.79       5/11/2035          2,193
    2,800   Banc of America Commercial Mortgage, Inc.        6.33       5/11/2035          2,815
   10,000   Banc of America Commercial Mortgage, Inc.        4.65       9/11/2036         10,446
    5,125   Banc of America Commercial Mortgage, Inc.        5.19      11/10/2042          5,093
    3,134   Banc of America Commercial Mortgage, Inc.        4.16      12/10/2042          3,147
   10,000   Banc of America Commercial Mortgage, Inc.        5.72       5/10/2045         10,711
   11,000   Banc of America Commercial Mortgage, Inc.        5.19       9/10/2047         11,462
    5,008   Bear Stearns Commercial Mortgage Securities,
               Inc. (b)                                      6.00       6/16/2030          5,232
   11,333   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.45       3/11/2039         12,013
    4,620   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.00       3/13/2040          4,370
    5,000   Citigroup Commercial Mortgage Trust (b)          4.83       9/20/2051          4,997
   12,000   Commercial Mortgage Trust                        5.12       6/10/2044         12,952
    8,000   Credit Suisse First Boston Mortgage Capital      5.54       2/15/2039          8,471
    9,124   Credit Suisse First Boston Mortgage Securities
               Corp.                                         4.81       2/15/2038          9,421
    5,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                         5.10       8/15/2038          5,166
   11,100   Credit Suisse First Boston Mortgage Securities
               Corp.                                         5.23      12/15/2040         12,124
    9,744   GE Commercial Mortgage Corp.                     5.33       3/10/2044         10,315
    4,000   GE Commercial Mortgage Corp.                     5.07       7/10/2045          3,974
    2,777   Greenwich Capital Commercial Funding Corp.       4.31       8/10/2042          2,786
    6,081   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              4.82       9/12/2037          6,169
    6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.00      10/15/2042          6,227
    9,471   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.49       4/15/2043          9,963
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.81       6/12/2043          3,316

================================================================================

9  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$  10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.20%     12/15/2044     $   10,898
    9,381   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.88       4/15/2045          9,953
    1,976   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              4.63       3/15/2046          2,007
    4,936   LB-UBS Commercial Mortgage Trust                 4.58       8/15/2029          4,961
    1,862   LB-UBS Commercial Mortgage Trust                 4.51      12/15/2029          1,880
   10,000   LB-UBS Commercial Mortgage Trust                 4.95       9/15/2030         10,638
    7,000   LB-UBS Commercial Mortgage Trust                 5.34       9/15/2039          7,455
    6,770   Merrill Lynch Mortgage Trust                     5.62       7/12/2034          6,991
    8,713   Merrill Lynch Mortgage Trust                     5.02       7/12/2038          9,211
    7,000   Morgan Stanley Capital I, Inc.                   5.79       8/12/2041          7,451
    5,350   Morgan Stanley Capital I, Inc.                   5.17       1/14/2042          5,746
   10,000   Morgan Stanley Capital I, Inc.                   5.69       7/12/2044         10,614
    5,883   Morgan Stanley Capital I, Inc.                   4.85       6/12/2047          6,132
   10,918   Morgan Stanley Capital I, Inc.                   5.17      10/12/2052         11,299
    5,000   Morgan Stanley Capital I, Inc.                   4.66       7/15/2056          5,248
    5,000   Timberstar Trust (b)                             5.88      10/15/2036          5,117
   10,000   Wachovia Bank Commercial Mortgage Trust          5.08       3/15/2042         10,785
    8,420   Wachovia Bank Commercial Mortgage Trust          4.81       4/15/2042          8,903
    3,242   Wachovia Bank Commercial Mortgage Trust          4.61       5/15/2044          3,271
    9,414   Wachovia Bank Commercial Mortgage Trust          5.17      10/15/2044          9,721
                                                                                      ----------
                                                                                         311,644
                                                                                      ----------
            Total Commercial Mortgage Securities
               (cost: $293,436)                                                          311,644
                                                                                      ----------
            U.S. GOVERNMENT AGENCY ISSUES (7.1%)(h)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (6.6%)
   12,877   Fannie Mae (+)                                   5.00       6/01/2033         13,670
    5,240   Fannie Mae (+)                                   5.50       7/01/2021          5,690
   11,742   Fannie Mae (+)                                   5.50       9/01/2035         12,744
    5,998   Fannie Mae (+)                                   5.50      10/01/2035          6,491
    5,940   Fannie Mae (+)                                   5.50       1/01/2036          6,425
    9,360   Fannie Mae (+)                                   5.50       4/01/2036         10,124
    8,735   Fannie Mae (+)                                   5.50       2/01/2037          9,426
   11,215   Fannie Mae (+)                                   5.50       3/01/2037         12,136
    6,510   Fannie Mae (+)                                   5.50      11/01/2037          7,018
   15,884   Fannie Mae (+)                                   5.50       5/01/2038         17,114
   10,192   Fannie Mae (+)                                   6.00       5/01/2036         11,181
    9,349   Fannie Mae (+)                                   6.00       6/01/2036         10,277
   11,232   Fannie Mae (+)                                   6.00       8/01/2037         12,357
    1,128   Fannie Mae (+)                                   6.50       4/01/2031          1,277
       15   Fannie Mae (+)                                   6.50       7/01/2031             16
    2,033   Fannie Mae (+)                                   6.50       3/01/2032          2,300
       55   Fannie Mae (+)                                   7.00      10/01/2022             63
       37   Fannie Mae (+)                                   7.00       3/01/2023             43
      118   Fannie Mae (+)                                   7.00       4/01/2023            135
    2,706   Freddie Mac (+)                                  5.00       6/01/2020          2,913
    6,527   Freddie Mac (+)                                  5.00       1/01/2021          7,019
    6,611   Freddie Mac (+)                                  5.50      11/01/2020          7,177
    2,137   Freddie Mac (+)                                  5.50      12/01/2020          2,320
    5,221   Freddie Mac (+)                                  5.50      12/01/2035          5,640
    6,977   Freddie Mac (+)                                  5.50       4/01/2036          7,521
    8,785   Government National Mortgage Assn. I             5.00       8/15/2033          9,521
      239   Government National Mortgage Assn. I             6.00       8/15/2028            267
      764   Government National Mortgage Assn. I             6.00       9/15/2028            853
    5,009   Government National Mortgage Assn. I             6.00       9/15/2028          5,592
      504   Government National Mortgage Assn. I             6.00       9/15/2028            563
    1,219   Government National Mortgage Assn. I             6.00      10/15/2028          1,361
      111   Government National Mortgage Assn. I             6.00       1/15/2029            124
      544   Government National Mortgage Assn. I             6.00       1/15/2029            607
      689   Government National Mortgage Assn. I             6.00       1/15/2029            769

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$     894   Government National Mortgage Assn. I             6.00%      1/15/2033     $      998
       22   Government National Mortgage Assn. I             6.50       6/15/2023             25
      297   Government National Mortgage Assn. I             6.50       7/15/2023            337
       49   Government National Mortgage Assn. I             6.50       7/15/2023             55
      131   Government National Mortgage Assn. I             6.50       9/15/2023            149
      360   Government National Mortgage Assn. I             6.50      10/15/2023            409
      290   Government National Mortgage Assn. I             6.50      10/15/2023            329
       50   Government National Mortgage Assn. I             6.50      10/15/2023             57
      417   Government National Mortgage Assn. I             6.50      12/15/2023            473
      742   Government National Mortgage Assn. I             6.50      12/15/2023            843
      165   Government National Mortgage Assn. I             6.50       1/15/2024            188
      312   Government National Mortgage Assn. I             6.50       2/15/2024            355
      145   Government National Mortgage Assn. I             6.50       4/15/2026            164
      901   Government National Mortgage Assn. I             6.50       5/15/2028            994
    1,903   Government National Mortgage Assn. I             6.50      10/15/2031          2,157
       89   Government National Mortgage Assn. I             7.00       5/15/2023            102
      119   Government National Mortgage Assn. I             7.00       5/15/2023            137
       92   Government National Mortgage Assn. I             7.00       5/15/2023            106
      102   Government National Mortgage Assn. I             7.00       5/15/2023            118
      196   Government National Mortgage Assn. I             7.00       6/15/2023            226
      183   Government National Mortgage Assn. I             7.00       6/15/2023            211
       48   Government National Mortgage Assn. I             7.00       8/15/2023             55
      552   Government National Mortgage Assn. I             7.00       8/15/2023            636
       84   Government National Mortgage Assn. I             7.00       8/15/2023             97
      334   Government National Mortgage Assn. I             7.00       8/15/2023            384
      164   Government National Mortgage Assn. I             7.00       9/15/2023            189
       75   Government National Mortgage Assn. I             7.00       1/15/2026             86
       36   Government National Mortgage Assn. I             7.00       3/15/2026             41
       27   Government National Mortgage Assn. I             7.00       3/15/2026             31
      548   Government National Mortgage Assn. I             7.00      10/15/2027            633
      562   Government National Mortgage Assn. I             7.00       6/15/2029            650
      288   Government National Mortgage Assn. I             7.00       6/15/2029            333
      164   Government National Mortgage Assn. I             7.00       7/15/2029            190
      429   Government National Mortgage Assn. I             7.00       8/15/2031            498
      276   Government National Mortgage Assn. I             7.00       7/15/2032            320
      454   Government National Mortgage Assn. I             7.50       7/15/2023            528
      380   Government National Mortgage Assn. I             7.50       6/15/2026            442
      154   Government National Mortgage Assn. I             7.50       6/15/2026            179
      234   Government National Mortgage Assn. I             7.50       7/15/2026            272
      233   Government National Mortgage Assn. I             7.50       5/15/2027            272
      388   Government National Mortgage Assn. I             7.50       2/15/2028            451
      360   Government National Mortgage Assn. I             7.50      12/15/2028            419
      319   Government National Mortgage Assn. I             7.50       8/15/2029            373
    2,168   Government National Mortgage Assn. II            5.50       4/20/2033          2,372
    2,081   Government National Mortgage Assn. II            6.00       8/20/2032          2,298
    1,427   Government National Mortgage Assn. II            6.00       9/20/2032          1,576
      590   Government National Mortgage Assn. II            6.50       8/20/2031            666
                                                                                      ----------
                                                                                         213,158
                                                                                      ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.5%)
    5,000   Bank of America Corp., FDIC TLGP                 0.69 (a)   6/22/2012          5,027
   10,000   Totem Ocean Trailer Express, Inc., Title XI      6.37       4/15/2028         11,861
                                                                                      ----------
                                                                                          16,888
                                                                                      ----------
            Total U.S. Government Agency Issues
               (cost: $209,495)                                                          230,046
                                                                                      ----------
            U.S. TREASURY SECURITIES (13.3%)

            BONDS (1.4%)
   30,000   3.88%, 8/15/2040                                                              27,314
   20,000   4.25%, 11/15/2040                                                             19,447
                                                                                      ----------
                                                                                          46,761
                                                                                      ----------

================================================================================

11  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            INFLATION-INDEXED NOTES (3.6%)
$  25,292   1.13%, 1/15/2021                                                          $   26,260
   25,265   2.13%, 2/15/2041                                                              27,596
   52,833   2.38%, 1/15/2025                                                              60,663
                                                                                      ----------
                                                                                         114,519
                                                                                      ----------
            NOTES (8.3%)
   25,000   2.63%, 8/15/2020                                                              23,775
   55,000   2.63%, 11/15/2020                                                             52,044
   25,000   3.38%, 11/15/2019                                                             25,619
   75,000   3.50%, 5/15/2020                                                              76,987
   85,000   3.63%, 2/15/2020                                                              88,393
                                                                                      ----------
                                                                                         266,818
                                                                                      ----------
            Total U.S. Treasury Securities
               (cost: $417,932)                                                          428,098
                                                                                      ----------
            MUNICIPAL BONDS (6.7%)

            APPROPRIATED DEBT (0.6%)
    5,000   Kannapolis Ltd.                                  7.28       3/01/2027          5,110
   10,000   Miami-Dade County School Board                   5.38       5/01/2031         10,019
    1,965   New Jersey EDA                                   5.18      11/01/2015          2,011
      850   Placentia Yorba Linda USD                        5.40       8/01/2021            847
                                                                                      ----------
                                                                                          17,987
                                                                                      ----------
            CASINOS & GAMING (0.1%)
    5,000   Mashantucket (Western) Pequot Tribe acquired
               07/29/2005; cost $5,000(b),(f),(g)            5.91       9/01/2021          1,939
                                                                                      ----------
            EDUCATION (0.8%)
    2,000   Austin Texas Community College District Public
               Auth.                                         6.91       8/01/2035          2,158
   10,000   New Jersey EDA                                   1.31 (a)   6/15/2013          9,967
   10,000   New Jersey EDA                                   5.25       9/01/2022         10,615
    2,000   Torrance USD                                     5.52       8/01/2021          2,058
                                                                                      ----------
            Total Education                                                               24,798
                                                                                      ----------
            ELECTRIC UTILITIES (0.7%)
    5,000   Air Quality Dev. Auth.                           4.75       8/01/2029          5,163
    4,000   Appling County Dev. Auth.                        2.50       1/01/2038          4,015
    5,000   Farmington Pollution Control                     2.88       9/01/2024          5,050
    5,000   Maricopa County                                  5.50       5/01/2029          5,138
    3,500   West Virginia EDA                                2.00       1/01/2041          3,512
                                                                                      ----------
            Total Electric Utilities                                                      22,878
                                                                                      ----------
            ELECTRIC/GAS UTILITIES (0.5%)
   10,000   Long Island Power Authority                      5.25       5/01/2022          9,934
    2,795   North Carolina Eastern Municipal Power Agency    5.55       1/01/2013          2,935
    5,000   Piedmont Municipal Power Agency                  4.34       1/01/2017          4,899
                                                                                      ----------
                                                                                          17,768
                                                                                      ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.6%)
   20,000   California Pollution Control Financing Auth.     1.88       8/01/2023         20,004
    4,000   Indiana State Finance Auth.                      1.85       5/01/2034          4,000
    1,380   Maricopa County IDA                              2.65      12/01/2031          1,381
    8,500   Mission EDC                                      3.75      12/01/2018          8,684
    8,270   New Jersey EDA                                   2.20      11/01/2013          8,225
    4,000   Pennsylvania Economic Dev. Financing Auth.       1.70       4/01/2019          4,001

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   6,000   Yavapai County IDA                               1.65%      4/01/2029     $    6,000
                                                                                      ----------
            Total Environmental & Facilities Services                                     52,295
                                                                                      ----------
            ESCROWED BONDS (0.0%)
    1,000   New Jersey Turnpike Auth. (INS)(PRE)             4.25       1/01/2016          1,064
                                                                                      ----------
            GENERAL OBLIGATION (0.4%)
    2,200   Marin County (INS)                               4.89       8/01/2016          2,334
   10,000   Washington                                       5.25       2/01/2036         10,382
                                                                                      ----------
                                                                                          12,716
                                                                                      ----------
            HOSPITAL (0.3%)
   10,000   Rochester Health Care Facilities (i)             4.50      11/15/2038         10,517
                                                                                      ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.4%)
    5,000   New Jersey Transportation Trust Fund Auth.
               (INS)                                         5.25      12/15/2022          5,303
    3,320   New Jersey Transportation Trust Fund Auth.       5.50      12/15/2022          3,635
    5,000   New York City Transitional Finance Auth.         5.00       2/01/2035          5,059
                                                                                      ----------
                                                                                          13,997
                                                                                      ----------
            TOLL ROADS (0.7%)
   19,000   New Jersey Turnpike Auth. (INS)                  4.25       1/01/2016         19,692
    3,000   North Texas Tollway Auth.                        5.00       9/01/2031          3,036
                                                                                      ----------
                                                                                          22,728
                                                                                      ----------
            WATER/SEWER UTILITY (0.6%)
    5,000   Houston Utility System                           5.00      11/15/2033          5,066
   10,825   New York Municipal Water Finance Auth.           5.25       6/15/2040         11,058
    2,500   Tohopekaliga Water Auth.                         5.25      10/01/2036          2,524
                                                                                      ----------
            Total Water/Sewer Utility                                                     18,648
                                                                                      ----------
            Total Municipal Bonds (cost: $215,898)                                       217,335
                                                                                      ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (4.7%)

            COMMON STOCKS (0.9%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            HOUSEHOLD PRODUCTS (0.2%)
   95,000   Kimberly-Clark Corp.                                                           6,276
                                                                                      ----------
            HEALTH CARE (0.3%)
            ------------------
            PHARMACEUTICALS (0.3%)
  185,000   Bristol-Myers Squibb Co.                                                       5,198
  140,000   Merck & Co., Inc.                                                              5,033
                                                                                      ----------
                                                                                          10,231
                                                                                      ----------
            Total Health Care                                                             10,231
                                                                                      ----------

================================================================================

13  | USAA Income Fund

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  200,000   AT&T, Inc.                                                                $    6,224
                                                                                      ----------
            UTILITIES (0.2%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
  270,000   Pepco Holdings, Inc.                                                           5,203
                                                                                      ----------
            Total Common Stocks (cost: $26,787)                                           27,934
                                                                                      ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (3.8%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
   70,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
               perpetual(b)                                                                6,442
                                                                                      ----------
            FINANCIALS (3.6%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   80,000   Citigroup Capital XIII, 7.88%, cumulative redeemable, perpetual                2,232
                                                                                      ----------
            REINSURANCE (0.1%)
   $5,000   Swiss Re Capital I, LP, 6.85%, perpetual(b)                                    4,994
                                                                                      ----------
            REITs - INDUSTRIAL (0.7%)
  120,000   AMB Property Corp., Series C, 7.00%, cumulative redeemable, perpetual(j)       3,000
   18,000   AMB Property Corp., Series P, 6.85%, cumulative redeemable, perpetual            449
  344,500   Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual       18,862
                                                                                      ----------
                                                                                          22,311
                                                                                      ----------
            REITs - OFFICE (0.7%)
   51,050   Duke Realty Corp. depositary shares, Series N, 7.25%, cumulative
               redeemable, perpetual                                                       1,292
  614,000   Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual          15,412
  200,000   HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual       5,028
                                                                                      ----------
                                                                                          21,732
                                                                                      ----------
            REITs - RESIDENTIAL (0.8%)
  203,000   BRE Properties, Inc., Series C, 6.75%, cumulative redeemable, perpetual        4,980
  142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
               cumulative redeemable, perpetual                                            7,566
  250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual      14,226
                                                                                      ----------
                                                                                          26,772
                                                                                      ----------
            REITs - RETAIL (0.9%)
  200,000   Developers Diversified Realty Corp., Series I, 7.50%, cumulative
               redeemable, perpetual                                                       5,019
  415,000   Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative
               redeemable, perpetual                                                      10,359
  400,000   Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual         10,409
  201,500   Weingarten Realty Investors, depositary shares, Series D, 6.75%,
               cumulative redeemable, perpetual                                            4,980
                                                                                      ----------
                                                                                          30,767
                                                                                      ----------
            REITs - SPECIALIZED (0.3%)
  350,000   Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual        8,684
                                                                                      ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            Total Financials                                                          $  117,492
                                                                                      ----------
            Total Preferred Securities (cost: $117,521)                                  123,934
                                                                                      ----------
            Total Equity Securities (cost: $144,308)                                     151,868
                                                                                      ----------
            MONEY MARKET INSTRUMENTS (3.5%)

            COMMERCIAL PAPER (1.3%)

            ENERGY (1.1%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
$   5,086   FMC Technologies, Inc. (b),(k)                   0.32%      5/02/2011          5,086
   12,500   FMC Technologies, Inc. (b),(k)                   0.32       5/05/2011         12,499
                                                                                      ----------
                                                                                          17,585
                                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    8,930   Apache Corp. (b),(k)                             0.32       5/04/2011          8,930
                                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    9,000   Enbridge Energy Partners, LP (b),(k)             0.35       5/16/2011          8,999
                                                                                      ----------
            Total Energy                                                                  35,514
                                                                                      ----------
            FINANCIALS (0.2%)
            -----------------
            ASSET-BACKED FINANCING (0.2%)
    8,500   Hannover Funding Co. LLC (b),(k)                 0.30       5/09/2011          8,500
                                                                                      ----------
            Total Commercial Paper                                                        44,014
                                                                                      ----------
            VARIABLE-RATE DEMAND NOTES (2.2%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            HOME IMPROVEMENT RETAIL (0.3%)
   10,000   Savannah EDA (LOC - SunTrust Bank)               0.69       8/01/2025         10,000
                                                                                      ----------
            INDUSTRIALS (0.1%)
            ------------------
            AIRPORT SERVICES (0.1%)
    4,165   Metropolitan Nashville Airport Auth. (LOC -
               Regions Bank)                                 2.23       4/01/2030          4,165
                                                                                      ----------
            MATERIALS (0.3%)
            ----------------
            INDUSTRIAL GASES (0.3%)
   10,000   Louisiana Public Facilities Auth.                0.30      12/01/2043         10,000
                                                                                      ----------
            MUNICIPAL BONDS (0.9%)
            ----------------------
            HOSPITAL (0.2%)
    5,000   Pinellas County Health Facilities Auth. (LOC -
               SunTrust Bank)                                0.45       7/01/2034          5,000
                                                                                      ----------
            MULTIFAMILY HOUSING (0.1%)
    1,935   Housing Finance Commission (LOC - HSH
               Nordbank A.G.)                                1.22       3/01/2036          1,935
                                                                                      ----------
            TOLL ROADS (0.6%)
   21,000   Turnpike Auth. (INS)(LIQ)(b)                     0.31       1/01/2012         21,000
                                                                                      ----------
            Total Municipal Bonds                                                         27,935
                                                                                      ----------

================================================================================

15  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            UTILITIES (0.6%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
$   6,000   Gulf Coast IDA                                   1.17%      5/01/2039     $    6,000
    1,000   Indiana Dev. Finance Auth. "A"                   0.60      12/01/2038          1,000
                                                                                      ----------
                                                                                           7,000
                                                                                      ----------
            MULTI-UTILITIES (0.2%)
    6,500   Sempra Energy (b)                                0.52      11/01/2014          6,500
                                                                                      ----------
            WATER UTILITIES (0.2%)
    4,500   Collier County IDA (LOC - SunTrust Bank)         0.69      10/01/2035          4,500
                                                                                      ----------
            Total Utilities                                                               18,000
                                                                                      ----------
            Total Variable-Rate Demand Notes                                              70,100
                                                                                      ----------
            Total Money Market Instruments
               (cost: $114,114)                                                          114,114
                                                                                      ----------

            TOTAL INVESTMENTS (COST: $3,040,226)                                      $3,225,724
                                                                                      ==========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                                  (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                QUOTED PRICES        OTHER         SIGNIFICANT
                                                  IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                   MARKETS        OBSERVABLE         INPUTS
                                                FOR IDENTICAL        INPUTS
ASSETS                                             ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS                       $            --     $ 1,047,564     $         --     $   1,047,564
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                              --         530,144            9,999           540,143
  ASSET-BACKED SECURITIES                                  --         184,912               --           184,912
  COMMERCIAL MORTGAGE SECURITIES                           --         311,644               --           311,644
  U.S. GOVERNMENT AGENCY ISSUES                            --         230,046               --           230,046
  U.S. TREASURY SECURITIES                            428,098              --               --           428,098
  MUNICIPAL BONDS                                          --         217,335               --           217,335
EQUITY SECURITIES:
  COMMON STOCKS                                        27,934              --               --            27,934
  PREFERRED SECURITIES                                 20,440         103,494               --           123,934
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                         --          44,014               --            44,014
  VARIABLE-RATE DEMAND NOTES                               --          70,100               --            70,100
----------------------------------------------------------------------------------------------------------------
Total                                         $       476,472     $ 2,739,253     $      9,999     $   3,225,724
----------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                            EURODOLLAR AND YANKEE
                                                                                      OBLIGATIONS
-------------------------------------------------------------------------------------------------
Balance as of July 31, 2010                                                             $       -
Purchases                                                                                  10,000
Sales                                                                                           -
Transfers into Level 3                                                                          -
Transfers out of Level 3                                                                        -
Net realized gain (loss)                                                                        -
Change in net unrealized appreciation/depreciation                                             (1)
-------------------------------------------------------------------------------------------------
Balance as of April 30, 2011                                                            $   9,999
-------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to

================================================================================

18  | USAA Income Fund

================================================================================

local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

================================================================================

19  | USAA Income Fund

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

market value of the loaned portion of these securities as of April 30, 2011, was approximately $5,000.

F. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $205,258,000 and $19,760,000, respectively, resulting in net unrealized appreciation of $185,498,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,224,503,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.9% of net assets at April 30, 2011.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

21  | USAA Income Fund

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA        Economic Development Authority

EDC        Economic Development Corp.

FDIC TLGP  The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

IDA        Industrial Development Authority/Agency

IDC        Industrial Development Corp.

PRE        Prerefunded to a date prior to maturity

REIT       Real estate investment trust

Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

USD        Unified School District

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway Assurance, or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following governments: Belgium, Denmark, France, Luxembourg, Norway, and United Kingdom.

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2011.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(d) At April 30, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(e) Security was fair valued at April 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2011, was $3,464,000, which represented 0.1% of the Fund's net assets.

(g) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

23  | USAA Income Fund

================================================================================

(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

(i) At April 30, 2011, the aggregate market value of securities purchased on a when-issued basis was $10,517,000.

(j) The security or a portion thereof was out on loan as of April 30, 2011.

(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  24




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.